Consolidated Balance Sheets ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 2,801,299	$ 406,150	¥ 4,236,501
Restricted Cash	9,175	1,330	89,855
Short-term investments	19,279,592	2,795,278	16,496,267
Accounts receivable (net of allowance for doubtful accounts of RMB177,563 and RMB 185,755 (US$ 26,932 ) as of December 31, 2021 and2022, respectively)	1,927,699	279,490	2,139,471
Amounts due from related parties, current	49,644	7,198	83,376
Prepaid expenses and other current assets	357,522	51,836	280,248
Total current assets	24,424,931	3,541,282	23,325,718
Non-current assets:
Restricted cash, non-current	5,000	725	5,200
Property and equipment, net	255,298	37,015	381,496
Intangible assets, net	278,485	40,377	357,431
Goodwill	3,941,820	571,510	3,941,820
Long-term investments	419,208	60,779	70,720
Amounts due from related parties, non-current	9,419	1,366	7,529
Deferred tax assets	265,606	38,509	176,138
Other non-current assets	116,052	16,826	133,383
Total non-current assets	5,290,888	767,107	5,073,717
Total assets	29,715,819	4,308,389	28,399,435
Current liabilities:
Accrued expenses and other payables	2,537,281	367,870	2,044,597
Advance from customers	96,047	13,926	123,370
Deferred revenue	1,147,131	166,318	1,553,013
Income tax payable	251,121	36,409	233,342
Amounts due to related parties	27,096	3,929	31,897
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB375,845 and RMB367,505 (US$ 53,283) as of December 31, 2021 and 2022, respectively)	4,058,676	588,452	3,986,219
Non-current liabilities
Other liabilities	50,591	7,335	28,619
Deferred tax liabilities	517,926	75,092	576,798
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB60,664 and RMB 48,460 (US$ 7,025) as of December 31, 2021 and 2022, respectively)	568,517	82,427	605,417
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB 436,509 and RMB 415,965 (US$ 60,308) as of December 31, 2021 and 2022, respectively)	4,627,193	670,879	4,591,636
Commitments and contingencies
Mezzanine equity:
Convertible redeemable noncontrolling interests	1,605,639	232,796	1,468,029
Shareholders' equity:
Ordinary shares (par value of US$0.0025 per share;400,000,000,000 ordinary shares authorized; 505,183,788 and 492,742,468 ordinary shares issued and outstanding, as of December 31, 2021 and 2022,respectively)	8,550	1,240	8,523
Additional paid-in capital	8,064,283	1,169,210	7,886,227
Treasury Stock, Value	(750,337)	(108,789)	(31,204)
Accumulated other comprehensive income	369,643	53,595	(49,905)
Retained earnings	16,196,703	2,348,301	14,811,207
Total Autohome Inc. shareholders' equity	23,888,842	3,463,557	22,624,848
Noncontrolling interests	(405,855)	(58,843)	(285,078)
Total equity	23,482,987	3,404,714	22,339,770
Total liabilities, mezzanine equity and equity	¥ 29,715,819	$ 4,308,389	¥ 28,399,435